Commitment and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Lease Future Payments	The required total lease payments for each year subsequent to December 31, 2020 are as follows:

Year ending December 31:	(Dollars in Thousands)
2021	$2,413
2022	2,213
2023	2,261
2024	2,274
2025	2,237
Thereafter	1,408
Total	$12,806
The aggregate future lease payments for operating leases in the years subsequent to September 30, 2021 are as follows:

(Dollars in Thousands)
Remainder of 2021	$549
2022	2,213
2023	2,261
2024	2,274
2025	2,237
Thereafter	1,407
Total future lease payments	10,941
Imputed interest	(901)
Total	$10,040